ELFUN TAX EXEMPT INCOME FUND
Elfun Tax-Exempt Income Fund
INVESTMENT OBJECTIVE
As high a level of current interest income exempt from federal income taxation as is available from a concentration of investments in municipal bonds consistent with prudent investment management and the preservation of capital.
FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	ELFUN TAX EXEMPT INCOME FUND Elfun Tax Exempt Income Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	ELFUN TAX EXEMPT INCOME FUND Elfun Tax Exempt Income Fund
Management Expenses	0.16%	[1]
Distribution and/or Service (12b-1) Fees
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.20%
[1]	Expenses have been restated to reflect current expenses.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
ELFUN TAX EXEMPT INCOME FUND | Elfun Tax Exempt Income Fund | USD ($)	20	64	113	255

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
ELFUN TAX EXEMPT INCOME FUND | Elfun Tax Exempt Income Fund | USD ($)	20	64	113	255

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by investing primarily in investment-grade municipal obligations. Under normal circumstances, the portfolio manager manages the Fund so that at least 80% of the Fund's income is exempt from both regular federal income taxes and the federal alternative minimum tax.

The portfolio manager seeks to identify debt securities with characteristics such as:
  attractive yields and prices
  the potential for income generation
  the potential for capital appreciation
  reasonable credit quality
The portfolio manager may consider selling a security when one of these characteristics no longer applies, or when the portfolio manager believes that the valuation has become excessive and more attractive alternatives are identified.

The Fund generally will have an effective duration of 75% to 125% of the duration of the Bloomberg Barclays Municipal Bond Index. As of February 28, 2017, the effective duration of the Bloomberg Barclays Municipal Bond Index was 6.45 years. Duration is a measure of a bond price's sensitivity to a given change in interest rates.

The Fund also may invest to a lesser extent in tax-free or taxable money market instruments and may hold cash. The Fund also may invest up to 10% of its net assets in high yield securities (also known as below investment grade bonds or "junk bonds"). The Fund considers a bond to be "high yield" if the middle rating of Fitch, Moody's Investor Services, Inc. and S&P Global Ratings ("S&P") (each, an "NRSRO") is below investment grade. If fewer than three of these NRSROs have rated the bond, the Fund will consider the bond to be "high yield" if it is rated below investment grade by at least one of these NRSROs, or if unrated, determined to be of comparable quality.

The portfolio manager may also use various types of derivative instruments (such as options, futures and options on futures) to manage yield, duration and exposure to credit quality, and to gain or hedge exposure to certain securities, indices or market segments.
PRINCIPAL RISKS
You could lose money by investing in the Fund. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may not achieve its investment objective. General risks associated with the Fund's investment policies and investment strategies are discussed below. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs.

The principal risks of investing in the Fund are:
Below Investment Grade Securities Risk: Lower-quality debt securities ("high yield" or "junk" bonds) are considered predominantly speculative, and can involve a substantially greater risk of default than higher quality debt securities. They can be illiquid, and their values can have significant volatility and may decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.

Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. The U.S. is experiencing historically low interest rate levels. However, economic recovery and the tapering of the Federal Reserve Board's quantitative easing program increase the likelihood that interest rates will rise in the future. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.

Management Risk: The Fund is actively managed. The judgments of SSGA Funds Management, Inc., the Fund's investment adviser (the "Adviser" or "SSGA FM"), about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy may prove to be incorrect, and may cause the Fund to incur losses. There can be no assurance that the Adviser's investment techniques and decisions will produce the desired results.

Market Risk: The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.

Municipal Obligations Risk: Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of actual or anticipated changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal obligations.

Tax-Exempt Securities Risk: The amount of public information available about tax-exempt securities is generally less than for corporate equities or bonds. The secondary market for tax-exempt securities also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund's ability to sell its tax-exempt securities at attractive prices. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund's investments in tax-exempt securities. Tax-exempt issuers can and have defaulted on obligations, been downgraded or commenced insolvency proceedings. Like other issuers and securities, the likelihood that the credit risk associated with such issuers and such securities will increase is greater during times of economic stress and financial instability.

Valuation Risk: Some portfolio holdings, potentially a large portion of the Fund's investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued investments may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the holding(s) or had used a different valuation methodology.

PERFORMANCE
The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns from year-to-year and by showing how the Fund’s average annual returns for the periods indicated compared with those of a broad measure of market performance. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling 1-800-242-0134 or by visiting our website at www.ssga.com/geam.
ANNUAL TOTAL RETURNS (%) (years ended 12/31)

Highest/Lowest quarterly results during this time period were: Highest 6.63% (quarter ended September 30, 2009) Lowest -4.57% (quarter ended December 31, 2010)
AVERAGE ANNUAL TOTAL RETURNS (%) (for the periods ended December 31, 2016)
Average Annual Total Returns - ELFUN TAX EXEMPT INCOME FUND	1 Year	5 Years	10 Years	Inception Date
Elfun Tax Exempt Income Fund	0.42%	3.25%	4.19%	Jan. 01, 1980
Elfun Tax Exempt Income Fund | Return After Taxes on Distributions	0.40%	3.22%	4.17%	Jan. 01, 1980
Elfun Tax Exempt Income Fund | Return After Taxes on Distributions and Sale of Fund Shares	1.92%	3.43%	4.23%	Jan. 01, 1980
Bloomberg Barclays Municipal Bond Index (does not reflect fees, expenses or taxes)	0.25%	3.28%	4.25%	Jan. 01, 1980

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).